TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Trade payables		$ 9,049	$ 7,776
Accrued expenses		17,124	19,682
Others		1,397	1,588
Less: included in liabilities of a disposal group held for sale (Note 40)	[1]	(17)	(498)
Trade and other payables		27,553	28,548
Non-current trade and other payables		(198)	(221)
Current trade and other payables		$ 27,355	$ 28,327

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.